Income Taxes - Reconciliation of deferred tax liabilities, net (Details) € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Reconciliation of deferred tax liabilities, net
Acquisition of businesses	€ 10,321
Exchange differences	(130)
Ending of financial year	€ 10,191